Debt (Tables) - TOI Parent Inc.	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt
Summary of short-term debt and current portion of long-term debt

	September 30,	December 31,
	2021	2020
1% Paycheck Protection Program Loan, due May 13, 2022	$—	$2,000,000
1% Small Business Administration Loan, due May 2, 2022	—	2,992,758
Current portion of term loan payable	5,125,000	375,000
Less:
Unamortized debt issuance costs	229,725	—
Short-term debt and current portion of long-term debt	$4,895,275	$5,367,758

	December 31,	December 31,
	2020	2019
1% Paycheck Protection Program Loan, due May 13, 2022	$2,000,000	$—
1% Small Business Administration Loan, due May 2, 2022	2,992,758	—
Current portion of term loan payable	375,000	—
Short-term debt and current portion of long-term debt	$5,367,758	$—

Summary of long-term debt, net of unamortized debt issuance costs

	September 30,	December 31,
	2021	2020
Variable Rate Revolving Credit Facility Term Loan, interest at LIBOR plus applicable margin, due February 26, 2025	$5,125,000	$7,218,750
Less:
Unamortized debt issuance costs	229,725	282,512
Current portion of term loan payable, net of debt issuance costs	4,895,275	375,000
Long-term debt, net of unamortized debt issuance costs and current portion	$—	$6,561,238

	December 31,	December 31,
	2020	2019
Variable Rate Revolving Credit Facility Term Loan, interest at LIBOR plus applicable margin, due February 26, 2025	$7,218,750	$—
Total long-term debt	7,218,750	—
Less:
Unamortized debt issuance costs	282,512	—
Current portion	375,000	—
Long-term debt, net of unamortized debt issuance costs and current portion	$6,561,238	$—